CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable, Current	$ 60,699,000	$ 29,518,000
Provision Of Inventories	$ 1,543,000	$ 5,976,000
Common Stock, Par Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	725,000	0
Common Stock, Shares, Outstanding	725,000	0
Common Stock, Par Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	28,641,528	27,007,608
Common Stock, Shares, Outstanding	28,641,528	27,007,608
Treasury Stock, Shares	1,225,311	584,231